EQUITY ACCOUNTED INVESTMENTS - Equity Method Investments, Valuation Techniques and Assumptions (Details) - Investments accounted for using equity method - property	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Discounted cash flow | Office
Disclosure of detailed information about investment property [line items]
Discount rate	7.40%	7.50%
Terminal capitalization rate	5.10%	5.10%
Investment horizon (yrs)	10 years	10 years
Discounted cash flow | Premier office and mixed-use complexes
Disclosure of detailed information about investment property [line items]
Discount rate	6.70%	6.80%
Number of properties	16	16
Discounted cash flow | Retail
Disclosure of detailed information about investment property [line items]
Discount rate	6.50%	6.60%
Terminal capitalization rate	4.90%	5.00%
Investment horizon (yrs)	10 years	10 years
Discounted cash flow | Core premier retail centers
Disclosure of detailed information about investment property [line items]
Discount rate	6.20%	6.20%
Number of properties	18	18
Discounted cash flow | LP Investments
Disclosure of detailed information about investment property [line items]
Discount rate	10.00%	10.80%
Terminal capitalization rate	7.10%	7.20%
Investment horizon (yrs)	10 years	7 years
Income approach | Multifamily
Disclosure of detailed information about investment property [line items]
Discount rate	5.10%	5.20%